SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2018
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

38. SUPPLEMENTAL CASH FLOW INFORMATION

The non-cash investing activities for the years ended December 31, 2016, 2017 and 2018 are as follows:

	2016	2017	2018
Acquisitions of property and equipment:
Credited to trade payables	6,199	5,525	4,275
Advance paid	—	—	2,837
Non-monetary exchange	636	816	—
Interest capitalization	188	328	270
Credited to obligations under finance leases	368	518	201
Acquisitions of intangible assets: Credited to trade payables	41	846	235